     UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Wakefield Alternative Series Trust 700 Seventeenth Street, Suite 1550 Denver, CO 80202
2.	The name of each series or class of securities for which

this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):þ

3.	Investment Company Act File Number: 811-22612 Securities Act File Number: 333-177169

4(a) Last day of fiscal year for which this Form is filed:

June 30, 2016

4(b) Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities
	sold during the fiscal year pursuant
	to section 24(f):		$4,176,017

(ii)	Aggregate price of securities
	redeemed or repurchased during the
	fiscal year:		$24,735,379

(iii)	Aggregate price of securities redeemed
	or repurchased during any prior fiscal
	year ending no earlier than October
	11, 1995 that were not previously used
	to reduce registration fees payable
	to the Commission:		$0

(iv)	Total available redemption credits
	[add Items 5(ii) and 5(iii):	-$	24,735,379
(v)	Net sales -- if Item 5(i) is greater
	than Item 5(iv) [subtract Item 5(iv)
	from Item 5(i)]:			$0

(vi)	Redemption credits available for use in future years - if Item 5(i) is less

	than Item 5(iv) [subtract Item 5(iv)
	from Item 5(i)]:		$20,559,362

(vii)	Multiplier for determining registration
	fee (See Instruction C.9):	X	0.01007%

(viii)Registration fee due [multiply Item
	5(v) by Item 5(vii)] (enter “0” if no
	fee is due):		$0

6.	Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $ 0

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $ 0

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): +$ 0

8.	Total of the amount of the registration fee due plus any

interest due [line 5(viii) plus line 7]:			$0
9	.	Date the registration fee and any interest payment was
sent to the Commission’s lockbox depository:
		Method of Delivery:
		þWire Transfer
		Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) *                                          /s/ Patrick F. Hart III

President

Date September 23, 2016

* Please print the name and title of the signing officer below the signature.